Finance income and costs	12 Months Ended
Dec. 31, 2018
Net Finance Cost [Abstract]
Finance income and costs
9.	Finance income and costs

	2016	2017	2018
Unrealised exchange gains	7,643	-	9,143
Deposit account interest	1,359	2,510	6,859
Other interest income	278	323	4,401
Finance income	9,280	2,833	20,403
Unrealised exchange losses	-	(18,902)	-
Interest on borrowings	(1,473)	(1,572)	-
Other interest expense	(29)	(1)	(537)
Warrants issued	(376)	-
Finance costs	(1,878)	(20,475)	(537)
Net finance income/ (costs)	7,402	(17,642)	19,866